Non-trading securities - Analysis of fair value of non-trading debt securities by residual contractual maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Non-trading debt securities [Line Items]
Non-trading debt securities, Total	¥ 775,025	¥ 870,812
Insurance subsidiary [Member]
Non-trading debt securities [Line Items]
Non-trading debt securities, Total	243,933
Less than 1 year	43,950
1 to 5 years	120,059
5 to 10 years	59,020
More than 10 years	¥ 20,904